Net Loss Per Share	3 Months Ended
Apr. 30, 2012
Net Loss Per Share
Net Loss Per Share

(14) Net Loss Per Share

        Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase or forfeiture. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including preferred stock, stock options, and warrants, to the extent dilutive.

        The following table sets forth the computation of historical basic and diluted net loss per share:

	Fiscal Year Ended January 31,			Three Months Ended April 30,
(in thousands, except per share data)	2010	2011	2012	2011	2012
				(Unaudited)
Numerator:
Net loss	$(7,451)	$(3,806)	$(10,992)	$(2,246)	$(20,470)

Denominator:
Weighted-average common shares outstanding	14,613	17,755	20,921	19,346	29,064
Less: Weighted-average unvested common shares subject to repurchase or forfeiture	(221)	(17)	(275)	(161)	(385)

Weighted-average shares used to compute net loss per share, basic and diluted	14,392	17,738	20,646	19,185	28,679

Net loss per share, basic and diluted	$(0.52)	$(0.21)	$(0.53)	$(0.12)	$(0.71)

        Since we were in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2010	2011	2012	2011	2012
				(Unaudited)
Shares subject to outstanding common stock options	14,627,055	16,771,360	21,905,290	17,713,953	23,337,569
Series A convertible preferred stock	20,400,000	20,400,000	20,600,000	20,400,000	—
Series B Convertible preferred stock	20,304,560	20,304,560	20,304,560	20,304,560	—
Series C Convertible preferred stock	16,025,634	16,025,634	16,025,634	16,025,634	—
Employee stock purchase plan	—	—	—	—	552,015
Shares subject to common stock warrants	—	—	—	—	404,651
Shares subject to preferred stock warrants	669,557	669,557	469,557	669,557	—

Total	72,026,806	74,171,111	79,305,041	75,113,704	24,294,235